Employee benefits - Actuarial and economic assumptions and sensitivity analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Actuarial and economic assumptions and sensitivity analysis
Profitability projections of investments period (in years)	10 years
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Overfunded pension plans | Discount rate
Actuarial and economic assumptions and sensitivity analysis
Nominal discount rate-1% increase - Actuarial liability balance	$ 3,310
Assumptions made (as a percent)	9.98%
Nominal discount rate-1% reduction - Actuarial liability balance	$ 3,891
Assumptions made (as a percent)	7.98%
Overfunded pension plans | Plans in Brazil
Actuarial and economic assumptions and sensitivity analysis
Nominal average rate of benefit increase	4.00%
Nominal average rate of price inflation	4.00%
Overfunded pension plans | Plans in Brazil | Minimum
Actuarial and economic assumptions and sensitivity analysis
Discount rate to determine benefit obligation	8.86%	9.74%
Nominal average rate to determine expense/ income	8.86%	9.74%
Nominal average rate of salary increase	4.00%	4.25%
Nominal average rate of benefit increase		4.85%
Nominal average rate of price inflation		4.25%
Overfunded pension plans | Plans in Brazil | Maximum
Actuarial and economic assumptions and sensitivity analysis
Discount rate to determine benefit obligation	9.10%	9.85%
Nominal average rate to determine expense/ income	9.10%	9.85%
Nominal average rate of salary increase	6.08%	6.34%
Underfunded pension plans | Discount rate
Actuarial and economic assumptions and sensitivity analysis
Nominal discount rate-1% increase - Actuarial liability balance	$ 3,459
Assumptions made (as a percent)	5.03%
Nominal discount rate-1% reduction - Actuarial liability balance	$ 4,471
Assumptions made (as a percent)	3.03%
Underfunded pension plans | Plans in Brazil
Actuarial and economic assumptions and sensitivity analysis
Discount rate to determine benefit obligation	9.10%	9.84%
Nominal average rate to determine expense/ income	9.10%	9.84%
Nominal average rate of benefit increase	6.08%	4.85%
Nominal average rate of price inflation	4.00%	4.25%
Underfunded pension plans | Plans in Brazil | Minimum
Actuarial and economic assumptions and sensitivity analysis
Nominal average rate of salary increase	6.08%	4.25%
Underfunded pension plans | Plans in Brazil | Maximum
Actuarial and economic assumptions and sensitivity analysis
Nominal average rate of salary increase		6.34%
Underfunded pension plans | Foreign plan
Actuarial and economic assumptions and sensitivity analysis
Discount rate to determine benefit obligation	3.56%	3.26%
Nominal average rate to determine expense/ income	3.26%	3.84%
Nominal average rate of salary increase	3.20%	3.27%
Nominal average rate of price inflation	2.10%	2.10%
Other benefits | Discount rate
Actuarial and economic assumptions and sensitivity analysis
Nominal discount rate-1% increase - Actuarial liability balance	$ 1,114
Assumptions made (as a percent)	5.42%
Nominal discount rate-1% reduction - Actuarial liability balance	$ 1,488
Assumptions made (as a percent)	3.42%
Other benefits | Plans in Brazil
Actuarial and economic assumptions and sensitivity analysis
Immediate health care cost trend rate	7.12%	7.38%
Ultimate health care cost trend rate	7.12%	7.38%
Nominal average rate of price inflation	4.00%	4.25%
Other benefits | Plans in Brazil | Minimum
Actuarial and economic assumptions and sensitivity analysis
Discount rate to determine benefit obligation	9.05%	9.74%
Other benefits | Plans in Brazil | Maximum
Actuarial and economic assumptions and sensitivity analysis
Discount rate to determine benefit obligation	9.29%	9.91%
Other benefits | Foreign plan
Actuarial and economic assumptions and sensitivity analysis
Discount rate to determine benefit obligation	3.66%	3.44%
Nominal average rate of benefit increase	3.00%	3.00%
Immediate health care cost trend rate	5.90%	5.99%
Ultimate health care cost trend rate	4.56%	4.56%
Nominal average rate of price inflation	2.10%	2.10%